Organization and Nature of Business	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Organization

Investview, Inc. was incorporated on January 30, 1946, under the laws of the state of Utah as the Uintah Mountain Copper Mining Company. In January 2005 the Company changed domicile to Nevada, and changed its name to Voxpath Holding, Inc. In September of 2006 the Company merged The Retirement Solution Inc. through a Share Purchase Agreement into Voxpath Holdings, Inc. and then changed its name to TheRetirementSolution.Com, Inc. In October 2008 the Company changed its name to Global Investor Services, Inc., before changing its name to Investview, Inc., on March 27, 2012.

On March 31, 2017, we entered into a Contribution Agreement with the members of Wealth Generators, LLC, a limited liability company (“Wealth Generators”), pursuant to which the Wealth Generators members agreed to contribute 100% of the outstanding securities of Wealth Generators in exchange for an aggregate of 1,358,670,942 shares of our common stock. The closing of the Contribution Agreement was effective April 1, 2017, and Wealth Generators became our wholly owned subsidiary and the former members of Wealth Generators became our stockholders and control the majority of our outstanding common stock.

On June 6, 2017, we entered into an Acquisition Agreement with Market Trend Strategies, LLC, a company whose members are also former members of our management. Under the Acquisition Agreement, we spun-off our operations that existed prior to the merger with Wealth Generators and sold the intangible assets used in those pre-merger operations in exchange for Market Trend Strategies’ assumption of $419,139 in pre-merger liabilities.

On February 28, 2018, we filed a name change for Wealth Generators, LLC to Kuvera, LLC (“Kuvera”) and on May 7, 2018 we established WealthGen Global, LLC as a Utah limited liability company and a wholly owned subsidiary of Investview, Inc.

On July 20, 2018, we entered into a Purchase Agreement with United Games Marketing LLC, a Utah limited liability company, to purchase its wholly owned subsidiaries United Games, LLC and United League, LLC for 50,000,000 shares of our common stock.

On November 12, 2018, we established Kuvera France, S.A.S. to handle sales of our financial education and research in the European Union.

On December 30, 2018, our wholly owned subsidiary S.A.F.E. Management, LLC received its registration and disclosure approval from the National Futures Association. S.A.F.E. Management, LLC is now a New Jersey State Registered Investment Adviser, Commodities Trading Advisor, Commodity Pool Operator, and approved for over the counter FOREX advisory services.

On January 17, 2019 we renamed our non-operating wholly owned subsidiary WealthGen Global, LLC to SafeTek, LLC, a Utah Limited Liability Company.

Effective July 22, 2019 we renamed our non-operating wholly owned subsidiary Razor Data, LLC to APEX Tek, LLC, a Utah Limited Liability Company.

Nature of Business

Investview owns a number of companies that each operate independently but are accretive to one another. Investview is establishing a portfolio of wholly owned subsidiaries delivering leading edge technologies, services and research, dedicated primarily to the individual consumer. Following is a description of each of our companies.

Kuvera, LLC provides research, education, and investment tools designed to assist the self-directed investor in successfully navigating the financial markets. These services include research, trade alerts, and live trading rooms that include instruction in equities, options, FOREX, ETFs, binary options, crowdfunding and cryptocurrency sector education. In addition to trading tools and research, we also offer full education and software applications to assist the individual in debt reduction, increased savings, budgeting, and proper tax management. Each product subscription includes a core set of trading tools/research along with the personal finance management suite to provide an individual with complete access to the information necessary to cultivate and manage his or her financial situation. Different packages are available through a monthly subscription that can be cancelled at any time at the discretion of the customer. A unique component of the product marketing plan is the distribution method whereby all subscriptions are sold via current participating customers who choose to distribute and sell the services by participating in the bonus plan. The bonus plan participation is purely optional but enables individuals to create an additional income stream to further support their personal financial goals and objectives.

Kuvera France S.A.S. is our entity in France that will distribute Kuvera products and services throughout the European Union.

S.A.F.E. Management, LLC is a Registered Investment Adviser and Commodity Trading Adviser that has been established to deliver automated trading strategies to individuals who find they lack the time to trade for themselves.

United League, LLC owns a number of proprietary technologies including FIREFAN a social app for sports enthusiasts. Technologies created to support any of the Investview companies are held under the United League structure.

United Games, LLC is the distribution network for United League technologies. Since the acquisition of United Games in July of 2018, we are working to combine the distributors of Kuvera and United Games. This is an on-going process that is not yet complete.

SAFETek, LLC (formerly WealthGen Global, LLC) is a new addition that we are currently establishing for expansion plans in the high-speed processing and cloud computing environment.

Apex Tek, LLC (formerly Razor Data, LLC) is the sales and distribution company for APEX packages and technology. It offers a unique passive income model for those interested in earning through the purchase and leaseback of high-speed specialized data processing equipment. This model has drawn considerable institutional interest.

Investment Tools & Training, LLC currently has no operations or activities.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Organization

Investview, Inc. was incorporated on January 30, 1946, under the laws of the state of Utah as the Uintah Mountain Copper Mining Company. In January 2005, we changed domicile to Nevada and changed our name to Voxpath Holding, Inc. In September of 2006, we merged The Retirement Solution Inc. through a Share Purchase Agreement into Voxpath Holdings, Inc. and then changed our name to TheRetirementSolution.Com, Inc. and in October 2008 changed our name to Global Investor Services, Inc., before changing our name to Investview, Inc., on March 27, 2012.

On March 31, 2017, we entered into a Contribution Agreement with the members of Wealth Generators, LLC, a limited liability company (“Wealth Generators”), pursuant to which the Wealth Generators members agreed to contribute 100% of the outstanding securities of Wealth Generators in exchange for an aggregate of 1,358,670,942 shares of our common stock. The closing of the Contribution Agreement was effective April 1, 2017, and Wealth Generators became our wholly owned subsidiary and the former members of Wealth Generators became our stockholders and control the majority of our outstanding common stock.

On June 6, 2017, we entered into an Acquisition Agreement with Market Trend Strategies, LLC, a company whose members are also former members of our management. Under the Acquisition Agreement, we spun-off our operations that existed prior to the merger with Wealth Generators and sold the intangible assets used in those pre-merger operations in exchange for Market Trend Strategies’ assumption of $419,139 in pre-merger liabilities.

On February 28, 2018, we filed a name change for Wealth Generators, LLC to Kuvera, LLC (“Kuvera”). This did not affect the company’s tax and federal identification.

On May 7, 2018, we established WealthGen Global, LLC as a Utah limited liability company and our wholly owned subsidiary.

On July 20, 2018, we entered into a Purchase Agreement with United Games Marketing LLC, a Utah limited liability company, to purchase its wholly owned subsidiaries United Games, LLC and United League, LLC for 50,000,000 shares of our common stock (see Note 5).

On November 12, 2018, we established Kuvera France, S.A.S. to handle sales of our financial education and research in the European Union.

On December 30, 2018, our wholly owned subsidiary S.A.F.E. Management, LLC received its registration and disclosure approval from the National Futures Association. S.A.F.E. Management, LLC is now a New Jersey State Registered Investment Adviser, Commodities Trading Advisor, Commodity Pool Operator, and approved for over the counter FOREX advisory services.

On January 17, 2019, we renamed our non-operating wholly owned subsidiary WealthGen Global, LLC to SAFETek, LLC, a Utah limited liability company.

Effective July 22, 2019 we renamed our non-operating wholly owned subsidiary Razor Data, LLC to Apex Tek, LLC, a Utah Limited Liability Company.

Nature of Business

We own a number of companies that each operate independently, but are accretive to one another. We are establishing a portfolio of wholly owned subsidiaries delivering leading-edge technologies, services, and research, dedicated primarily to the individual consumer. Following is a description of each of our companies.

Kuvera, LLC provides research, education, and investment tools designed to assist the self-directed investor in successfully navigating the financial markets. These services include research, trade alerts, and live trading rooms that include instruction in equities, options, FOREX, ETFs, binary options, crowdfunding and cryptocurrency sector education. In addition to trading tools and research, we also offer full education and software applications to assist the individual in debt reduction, increased savings, budgeting, and proper tax management. Each product subscription includes a core set of trading tools/research along with the personal finance management suite to provide an individual with complete access to the information necessary to cultivate and manage his or her financial situation. Different packages are available through a monthly subscription that can be cancelled at any time at the discretion of the customer. A unique component of the product marketing plan is the distribution method whereby all subscriptions are sold via current participating customers who choose to distribute and sell the services by participating in the bonus plan. The bonus plan participation is purely optional but enables individuals to create an additional income stream to further support their personal financial goals and objectives.

Kuvera France S.A.S. is our entity in France that will distribute Kuvera products and services throughout the European Union.

S.A.F.E. Management, LLC is a Registered Investment Adviser and Commodity Trading Adviser that has been established to deliver automated trading strategies to individuals who find they lack the time to trade for themselves.

United League, LLC owns a number of proprietary technologies including FIREFAN a social app for sports enthusiasts. Technologies created to support any of the Investview companies are held under the United League structure.

United Games, LLC is the distribution network for United League technologies. Since the acquisition of United Games in July of 2018, we are working to combine the distributors of Kuvera and United Games. The operations of United Games and United League are currently being assessed now that we have completed our integration of their software and personnel. These entities may be eliminated or re-structured in the future as we are currently assessing the potential future for social gaming app known as FIREFAN.

SAFETek, LLC (formerly WealthGen Global, LLC) is a new addition that we are currently establishing for expansion plans in the high-speed processing and cloud computing environment.

Apex Tek, LLC (formerly Razor Data, LLC) is the sales and distribution company for APEX packages and technology. It offers a unique passive income model for those interested in earning through the purchase and leaseback of high-speed specialized data processing equipment. This model has drawn considerable institutional interest.

Investment Tools & Training, LLC currently has no operations or activities.